Postretirement Benefit Plans (Cost of Postretirement Benefit Plans and Changes in Other Comprehensive Income) (Details) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Defined Benefit Plan Benefit Obligations [Line Items]
Pension And Postretirement Cost Of Benefit Plans	$ 4,805
Changes In Other Comprehensive Income [Abstract]
Prior service cost (credit) - current year	(615)
Net actuarial gain - current year (a)	14,843
Net curtailment / settlement	(113)
Prior service cost amortization	(573)
Net actuarial (gain) loss amortization	2,620
Total changes in other comprehensive income	10,922
Cost of postretirement benefit plans and changes in other comprehensive income	15,727
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Benefit Obligations [Line Items]
Pension And Postretirement Cost Of Benefit Plans	3,604
Changes In Other Comprehensive Income [Abstract]
Prior service cost (credit) - current year	0
Net actuarial gain - current year (a)	12,115
Net curtailment / settlement	(65)
Prior service cost amortization	(214)
Net actuarial (gain) loss amortization	2,565
Total changes in other comprehensive income	9,271
Cost of postretirement benefit plans and changes in other comprehensive income	12,875
Other Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Benefit Obligations [Line Items]
Pension And Postretirement Cost Of Benefit Plans	412
Changes In Other Comprehensive Income [Abstract]
Prior service cost (credit) - current year	(29)
Net actuarial gain - current year (a)	1,282
Net curtailment / settlement	0
Prior service cost amortization	(6)
Net actuarial (gain) loss amortization	205
Total changes in other comprehensive income	1,042
Cost of postretirement benefit plans and changes in other comprehensive income	1,454
Principal Retiree Health and Life Insurance Plans [Member]
Defined Benefit Plan Benefit Obligations [Line Items]
Pension And Postretirement Cost Of Benefit Plans	789
Changes In Other Comprehensive Income [Abstract]
Prior service cost (credit) - current year	(586)
Net actuarial gain - current year (a)	1,446
Net curtailment / settlement	(48)
Prior service cost amortization	(353)
Net actuarial (gain) loss amortization	(150)
Total changes in other comprehensive income	609
Cost of postretirement benefit plans and changes in other comprehensive income	$ 1,398